Development Of Allowance For Credit Losses For Financial Assets At Ammortized Cost (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022
Total Stages [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year		€ 4,995	[1]	€ 4,895	[2]
Movements In Financial Assets Including New Business		833	[1]	488	[2]
Transfers Due To Credit Worthiness		0	[1],[3]	0	[2],[4]
Changes In Models In Financial Assets At Amortized Cost	[1]	0
Financial Assets That Have Been Derecognized During The Period		(482)	[1],[5]	(439)	[2],[6]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost		36	[1]	35	[2]
Foreign Exchange And Other Changes		(147)	[1]	46	[2]
Balance, end of reporting period		5,235	[1]	5,024	[2]
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost		833	[1],[7],[8]	488	[2],[9],[10]
Stage 1 [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year		533	[1]	440	[2]
Movements In Financial Assets Including New Business		(106)	[1]	15	[2]
Transfers Due To Credit Worthiness		90	[1],[3]	79	[2],[4]
Changes In Models In Financial Assets At Amortized Cost	[1]	0
Financial Assets That Have Been Derecognized During The Period		0	[1]	0
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost		0	[1]	0
Foreign Exchange And Other Changes		2	[1]	7	[2]
Balance, end of reporting period		519	[1]	541	[2]
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost		(16)	[1],[7],[8]	94	[2],[9],[10]
Stage 2 [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year		626	[1]	532	[2]
Movements In Financial Assets Including New Business		176	[1]	177	[2]
Transfers Due To Credit Worthiness		(113)	[1],[3]	(85)	[2],[4]
Changes In Models In Financial Assets At Amortized Cost	[1]	0
Financial Assets That Have Been Derecognized During The Period		0	[1]	0
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost		0	[1]	0
Foreign Exchange And Other Changes		(10)	[1]	11	[2]
Balance, end of reporting period		679	[1]	634	[2]
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost		63	[1],[7],[8]	92	[2],[9],[10]
Stage 3 [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year		3,656	[1]	3,740	[2]
Movements In Financial Assets Including New Business		757	[1]	295	[2]
Transfers Due To Credit Worthiness		23	[1],[3]	6	[2],[4]
Changes In Models In Financial Assets At Amortized Cost	[1]	0
Financial Assets That Have Been Derecognized During The Period		(442)	[1],[5]	(439)	[2],[6]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost		36	[1]	32	[2]
Foreign Exchange And Other Changes		(139)	[1]	24	[2]
Balance, end of reporting period		3,890	[1]	3,658	[2]
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost		780	[1],[7],[8]	301	[2],[9],[10]
Stage 3 POCI [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year		180	[1]	182	[2]
Movements In Financial Assets Including New Business		6	[1]	1	[2]
Changes In Models In Financial Assets At Amortized Cost	[1]	0
Financial Assets That Have Been Derecognized During The Period		(40)	[1],[5]	0
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost		0	[1]	3	[2]
Foreign Exchange And Other Changes		0	[1]	4	[2]
Balance, end of reporting period		146	[1]	190	[2]
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost		€ 6	[1],[7],[8]	€ 1	[2],[9],[10]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 10 million as of June 30, 2023
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of June 30, 2022
[3]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[4]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[5]	This position includes charge offs of allowance for credit losses
[6]	This position includes charge offs of allowance for credit losses
[7]	Credit loss provision does include € (44) million reimbursement gain as of June 30, 2023
[8]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to provision for credit losses excluding country risk
[9]	Credit loss provision does include € 29 million reimbursement gain as of June 30, 2022
[10]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models